Share-based Payment - Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee stock options [member] pure in Thousands	Oct. 31, 2018 CAD ($) yr	Oct. 31, 2017 CAD ($)	Oct. 31, 2016 CAD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	14,140	15,555	19,852
Weighted average remaining contractual life, options outstanding | yr	4.59
Weighted average exercise price, options outstanding	$ 60.02	$ 57.42	$ 54.55
Number of stock, option exercisable	10,176	10,980
Weighted average exercise price, option exercisable	$ 55.76	$ 53.44
Ranges of exercise prices for outstanding share options one [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	1,571
Weighted average remaining contractual life, options outstanding | yr	0.84
Weighted average exercise price, options outstanding	$ 44.02
Number of stock, option exercisable	1,571
Weighted average exercise price, option exercisable	$ 44.02
Ranges of exercise prices for outstanding share options Two [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	1,838
Weighted average remaining contractual life, options outstanding | yr	3.00
Weighted average exercise price, options outstanding	$ 50.30
Number of stock, option exercisable	1,838
Weighted average exercise price, option exercisable	$ 50.30
Ranges of exercise prices for outstanding share options three [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	4,794
Weighted average remaining contractual life, options outstanding | yr	4.18
Weighted average exercise price, options outstanding	$ 56.88
Number of stock, option exercisable	3,606
Weighted average exercise price, option exercisable	$ 55.63
Ranges of exercise prices for outstanding share options four [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	5,937
Weighted average remaining contractual life, options outstanding | yr	6.40
Weighted average exercise price, options outstanding	$ 69.80
Number of stock, option exercisable	3,161
Weighted average exercise price, option exercisable	$ 64.91